Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Other Borrowings
Federal Home Loan Bank and other borrowings of the Company consisted of the following:

			2023		2022
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2023	$—	—%	$21,000	2.64%
		2024	26,000	3.47%	16,000	2.30%
		2025	30,000	2.89%	20,000	1.99%
		2026	23,000	2.53%	13,000	1.09%
		2027	17,500	3.28%	17,500	3.28%
		2028	—	—%	—	—%
		Thereafter	10,500	1.61%	10,500	1.61%
Total Bank			$107,000		$98,000

Subordinated notes	The Company	2034	$25,774	8.34%	$25,774	7.44%
		2035	23,712	7.47%	23,712	6.57%
Total Company			$49,486		$49,486